Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

13.  Capital Structure

Debt outstanding

All of the Company’s outstanding debt as of December 31, 2011 and 2010 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4.  The Company paid $97 million, $16 million and $14 million of interest on debt in 2011, 2010 and 2009, respectively.